Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	September 30, 2021	December 31, 2020
Cash	$228,813,286	$58,450,680
Cash equivalent	—	70,999,996
	$228,813,286	$129,450,676